Revenue - Schedule of Accounts Receivable, Credit Loss (Details) $ in Millions	6 Months Ended
Sep. 30, 2024 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 3
Additional provision	16
Ending balance	$ 19